Expense Example - Class A Class C and Institutional Class - Emerging Markets 2x Strategy Fund	Aug. 01, 2021 USD ($)
Class A
Expense Example:
1 Year	$ 652
3 Years	1,023
5 Years	1,418
10 Years	2,521
Class C
Expense Example:
1 Year	360
3 Years	799
5 Years	1,365
10 Years	$ 2,905